UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2009
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title:  Compliance Officer Investment Operations
Phone:  416-362-4725
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, January 22, 2009

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		45
Form 13F Information Table Value Total:	        $540,191(x 1000)



List of Other Included Managers: None

No.	13F File Number	Name


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                                                                  FORM 13F INFORMATION TABLE

                       TITLE                    VALUE     SHARES/   SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS    CUSIP       (x$1000)   PRN AMT   PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE

AT&T Inc                   COM  00206R102   	$20,336     725,523 SH        	 Sole             725,523
Air Prod& ChemInc.         COM    9158106  	$12,024     148,340 SH        	 Sole             148,340
Amdocs LTD                 COM    2256908  	$ 6,100     213,825 SH        	 Sole             213,825
Apache Corp                COM   37411105  	$15,435     149,610 SH         	 Sole             149,610
Autodesk Inc.              COM   52769106  	$ 5,733     225,620 SH           Sole             225,620
Becton Dickinson & Co      COM   75887109  	$10,366     131,445 SH         	 Sole             131,445
Bristol-Myers Squibb Co    COM  110122108  	$29,902   1,184,250 SH         	 Sole           1,184,250
CVS Caremark Corp          COM  126650100  	$10,077     312,850 SH           Sole             312,850
Cardinal Health Inc.       COM  14149Y108   	$13,901     431,158 SH           Sole             431,158
Chevron Corp.              COM  166764100  	$22,708     294,943 SH           Sole             294,943
Coca Cola Co               COM  191216100  	$11,407     200,130 SH           Sole             200,130
Comcast Corp CL A          COM  20030N101   	$11,013     653,180 SH           Sole             653,180
ConocoPhillips             COM  20825C104   	$13,838     270,965 SH           Sole             270,965
Corning Inc                COM  219350105  	$ 8,450     437,610 SH           Sole             437,610
Covance Inc                COM  222816100  	$ 5,617     102,930 SH           Sole             102,930
Dell Inc                   COM  24702R101   	$ 5,242     365,067 SH           Sole             365,067
Du Pont (E.I.) De Nemours  COM  263534109  	$17,067     506,900 SH           Sole             506,900
Duke Energy Corporation    COM  26441C105   	$19,850   1,153,401 SH           Sole           1,153,401
Eaton Corp                 COM  278058102  	$21,713     341,289 SH           Sole             341,289
Emerson Electric Co        COM  291011104  	$11,437     268,466 SH           Sole             268,466
Ensco Intl PLC - ADR       COM  29358Q109   	$ 8,105     202,935 SH           Sole             202,935
Exelon Corp                COM  30161N101   	$16,825     344,288 SH           Sole             344,288
Federated Investors Inc    COM  314211103  	$ 8,272     300,816 SH           Sole             300,816
Franklin Resources         COM  354613101  	$ 5,853      55,562 SH           Sole              55,562
General Electric Co        COM  369604103  	$ 5,795     383,014 SH           Sole             383,014
General Mills Inc.         COM  370334104  	$ 9,382     132,500 SH           Sole             132,500
Home Depot Inc             COM  437076102  	$19,573     676,566 SH           Sole             676,566
Hubbell Inc. Cl B          COM  443510201  	$ 9,268     195,931 SH           Sole             195,931
Intel Corp.                COM  458140100  	$ 9,484     464,920 SH           Sole             464,920
KLA-Tencor Corporation     COM  482480100  	$ 3,997     110,540 SH           Sole             110,540
Kimberly-Clark Corp.       COM  494368103  	$18,999     298,215 SH           Sole             298,215
Kroger Co                  COM  501044101  	$ 7,771     378,500 SH           Sole             378,500
MEMC Electronic Materials  COM  552715104  	$14,664   1,076,648 SH           Sole           1,076,648
Medtronic Inc              COM  585055106  	$ 6,184     140,620 SH           Sole             140,620
Merck & Company Inc.       COM  58933Y105   	$30,650     838,798 SH           Sole             838,798
Moody's Corp               COM  615369105  	$ 5,596     208,800 SH           Sole             208,800
Nabors Industries Ltd      COM    2963372  	$ 8,829     403,321 SH           Sole             403,321
Pharmaceutical Prod.Dev    COM  717124101  	$10,929     466,258 SH           Sole             466,258
Precision Castparts Corp   COM  740189105  	$ 8,726      79,080 SH           Sole              79,080
Reinsurance Gp of America  COM  759351604  	$10,779     226,206 SH           Sole             226,206
VF Corp.                   COM  918204108  	$ 9,884     134,959 SH           Sole             134,959
Viacom Inc Cl B            COM  92553P201   	$10,120     340,395 SH           Sole             340,395
Waste Management Inc       COM  94106L109   	$ 8,999     266,150 SH           Sole             266,150
Weatherford Intl Ltd.      COM    B5KL6S7   	$11,278     629,725 SH           Sole             629,725
Wellpoint Inc.             COM  94973V107   	$ 8,010     137,415 SH           Sole             137,415



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